Stock Options and Restricted Shares (Tables)	12 Months Ended
Mar. 31, 2023
Stock Options and Restricted Shares [Abstract]
Schedule of fair value options granted
2020
Exercise price	$1.97
Risk-free interest rate	1.66%
Expected life	2.5 years
Expected volatility	41.83%
Expected dividend yield	8%
2021
Exercise price	$2.42
Risk-free interest rate	0.22%
Expected life	2.5 years
Expected volatility	53.56%
Expected dividend yield	8%

Schedule of stock option activity
	Number of stock options	Weighted average exercise price	Weighted Average remaining contractual life (years)
		$
Outstanding as of April 1, 2020	385,000	1.97	4.36
Granted	40,000	2.42	-
Exercised	(40,000)	-	-
Cancelled	(20,000)	-	-
Outstanding as of March 31, 2021	365,000	1.97	3.36
Exercised	(10,000)	-	-
Cancelled	(5,000)	-	-
Outstanding as of March 31, 2022	350,000	1.97	2.36
Exercised	(50,000)	-	-
Cancelled	(75,000)	-	-
Outstanding as of March 31, 2023	225,000	1.97	1.36
Exercisable as of March 31, 2022	350,000	1.97	2.36
Exercisable as of March 31, 2023	225,000	1.97	1.36